Fixed Assets	12 Months Ended
May 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
6.             FIXED ASSETS

                Fixed Assets, net consist of the following:

	2011	2010
Furniture and fixtures	$178,665	$178,665
Kitchen Equipment	274,485	270,929
Computer Equipment	114,551	113,722
Software & Web Design	39,996	20,087
Cheese Clock by Artisanal tm	131,211	82,173
Leasehold Improvement	356,396	354,780
	1,095,304	1,020,356
Less: Accumulated
Depreciation & Amortization	(548,558)	(403,919)
	$546,746	$616,437

Depreciation expense recorded for the years ended May 31, 2011 and 2010 was $144,639 and $177,516, respectively.